TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2020
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES
32	TRANSACTIONS WITH RELATED PARTIES

a)    The Group’s consolidated financial statements at December 31, 2020 and 2019 include transactions with related companies, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)    The following table presents the main transactions with related parties as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)

Statement of financial position -
Direct loans	1,909,516	1,657,206
Investments (*)	1,165,661	935,286
Deposits (**)	(1,582,412)	(751,990)
Derivatives at fair value	4,408	4,984

(*)   The balance includes mainly S/167.1 million of shares and S/200.3 million of bonds issued by Alicorp S.A.A., S/153.0 million of bonds issued by Cementos Pacasmayo S.A., and S/280.8 million of shares of Inversiones Centenario. The increase in the balance corresponds mainly to the acquisition of corporate bonds issued by Alicorp S.A.

(**) It corresponds to deposits of legal and natural persons. The increase corresponds mainly to higher deposits from related companies Inversiones Piuranas, Inversiones Centenario and Cementos Pacasmayo among other variations.

	2020	2019
	S/(000)	S/(000)

Statement of income
Interest income related to loans	57,373	28,477
Interest expenses related to deposits	(17,212)	(10,377)
Other income	24,411	9,698

Off-balance sheet
Indirect loans	431,089	373,865

The increase of the direct loans and accrued interest on loans is mainly due to loan Effective Credits awarded made between May and December 2020. Likewise, the increase in deposits and interest expenses increased in the same proportion as a result of the entities maintaining the loans received as demand deposits.

c)    All transactions with related parties are made in accordance with normal market conditions available to other customers. At December 31, 2020 and 2019, direct loans to related companies are secured by collateral, had maturities between January 2021 an March 2036, at an annual soles average interest rate of 5.33 percent  and at an annual foreign currency average interest rate of 4.45 percent (as of December 31, 2019, maturities where between January 2020 and December 2028, and the annual  soles average interest rate was 6.21 percent and the annual foreign currency average interest rate was 5.70 percent). Also, as of December 31, 2020 and December 31, 2019, the Group maintains an allowance for loan losses for related parties amounting to S/9.1 million and S/12.6 million, respectively.

d)    At December 31, 2020 and 2019, directors, officers and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. At December 31, 2020 and 2019, direct loans to employees, directors, key management and family members amounted to S/1,062.1 million and S/1,003.2 million, respectively; they are repaid monthly and earn interest at market rates.

e)    The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2020 and 2019 was as follows:

	2020	2019
	S/(000)	S/(000)

Director’s compensation	6,106	6,766
Senior Management Compensation:
Remuneration	32,396	32,218
Stock awards vested	22,756	27,157
Total	61,258	66,141

f)     At December 31, 2020 and 2019 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2020	2019
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars (*)	427,012	38,149
Bolivianos	138,887	126,722
Soles	553,947	59,934
Colombian pesos	67,284	17,475
Chilean pesos	1,522	6,765
Total	1,188,652	249,045

Restricted mutual funds, Note 6(a)(iv)	436,881	460,086

(*) The increase in the balance corresponds mainly to the purchase of new participations in mutual funds. See Note 6(a)(iii).